Intangible assets - Schedule of movements in intangible assets and goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	[1]	$ 14,506	$ 14,401
Intangible assets and goodwill at end of period		14,814	14,506	[1]
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		18,425	17,369
Hyperinflation adjustments		365	177
Exchange differences		(250)	(285)
Additions		167	713
Disposals		(683)	(31)
Reclassification from/(to) asset held for sale			482
Intangible assets and goodwill at end of period		18,024	18,425
Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(3,919)	(2,968)
Exchange differences		40	43
Amortisation for the year		77	68
Reversal of impairment		(379)
Impairment		149	613
Disposals		516	29
Reclassification from/(to) asset held for sale			(342)
Intangible assets and goodwill at end of period		(3,210)	(3,919)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		9,475	9,554
Intangible assets and goodwill at end of period		9,642	9,475
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		11,692	10,815
Hyperinflation adjustments		207	102
Exchange differences		(146)	(144)
Additions		0	402
Disposals		(647)	0
Reclassification from/(to) asset held for sale			517
Intangible assets and goodwill at end of period		11,106	11,692
Brands | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(2,217)	(1,261)
Exchange differences		22	15
Reversal of impairment		(379)
Impairment		128	613
Disposals		480	0
Reclassification from/(to) asset held for sale			(358)
Intangible assets and goodwill at end of period		(1,464)	(2,217)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		2,807	2,768
Intangible assets and goodwill at end of period		2,860	2,807
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		3,621	3,640
Hyperinflation adjustments		157	75
Exchange differences		(96)	(168)
Additions		0	109
Disposals		0	0
Reclassification from/(to) asset held for sale			(35)
Intangible assets and goodwill at end of period		3,682	3,621
Goodwill | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(814)	(872)
Exchange differences		13	42
Reversal of impairment		0
Impairment		21	0
Disposals		0	0
Reclassification from/(to) asset held for sale			16
Intangible assets and goodwill at end of period		(822)	(814)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		1,912	1,916
Intangible assets and goodwill at end of period		1,909	1,912
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		2,040	2,021
Hyperinflation adjustments		0	0
Exchange differences		(30)	4
Additions		17	15
Disposals		(16)	0
Reclassification from/(to) asset held for sale			0
Intangible assets and goodwill at end of period		2,011	2,040
Other intangibles | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(128)	(105)
Exchange differences		29	(3)
Amortisation for the year		19	20
Reversal of impairment		0
Impairment		0	0
Disposals		16	0
Reclassification from/(to) asset held for sale			0
Intangible assets and goodwill at end of period		(102)	(128)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		312	163
Intangible assets and goodwill at end of period		403	312
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		1,072	893
Hyperinflation adjustments		1	0
Exchange differences		22	23
Additions		150	187
Disposals		(20)	(31)
Reclassification from/(to) asset held for sale			0
Intangible assets and goodwill at end of period		1,225	1,072
Computer software | Amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(760)	(730)
Exchange differences		(24)	(11)
Amortisation for the year		58	48
Reversal of impairment		0
Impairment		0	0
Disposals		20	29
Reclassification from/(to) asset held for sale			0
Intangible assets and goodwill at end of period		$ (822)	$ (760)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.